MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of subsidiaries and functional currencies	The subsidiaries’ functional currencies as of March 31, 2026 are as follows:

Entity	Currency	Ownership
Helus Pharma Corp.	U.S. dollars	100%
Journey[1]	Canadian dollars	100%
Serenity[1]	Canadian dollars	100%
Helus US	U.S. dollars	100%
Adelia	U.S. dollars	100%
Cybin IRL	U.S. dollars	100%
Cybin UK Ltd.	Great Britain pounds	100%
Helus International[2]	U.S. dollars	100%
[1] Effective June 4, 2025, the Company completed the formal dissolution of this wholly-owned subsidiary
[2] Helus International was incorporated on September 1, 2025